Employee benefit expenses (Details 5)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Employee Benefits Expenses [Abstract]
Discount rate	7.71%	7.54%	8.00%
Expected rate of increase in compensation levels	8.00%	8.00%	8.00%